GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.5%
COMMON STOCKS — 122.5%
Automobiles & Components — 1.5%
Aptiv PLC (Jersey)†	319	$24,856
BorgWarner, Inc.†	1,355	47,831

		72,687

Capital Goods — 21.1%
3M Co.†	130	20,279
Allegion PLC (Ireland)†	6	613
AMETEK, Inc.†	353	31,548
Carrier Global Corp.†	582	12,932
Caterpillar, Inc.†	192	24,288
Cummins, Inc.†	346	59,948
Dover Corp.†	279	26,940
Eaton Corp. PLC (Ireland)†	334	29,218
Emerson Electric Co.†	522	32,380
Flowserve Corp.†	1,799	51,307
Fortive Corp.†	346	23,410
Fortune Brands Home & Security, Inc.†	20	1,279
General Dynamics Corp.†	319	47,678
Honeywell International, Inc.†	873	126,227
Howmet Aerospace, Inc.†	3,518	55,760
Johnson Controls International PLC (Ireland)†	1,116	38,100
Lockheed Martin Corp.†	146	53,278
Masco Corp.†	1,462	73,407
Otis Worldwide Corp.†	125	7,108
Pentair PLC (Ireland)†	22	836
Quanta Services, Inc.†	1,430	56,099
Raytheon Technologies Corp.†	1,451	89,411
Snap-on, Inc.†	290	40,168
Stanley Black & Decker, Inc.†	13	1,812
Trane Technologies PLC (Ireland)†	475	42,266
TransDigm Group, Inc.†	130	57,466
United Rentals, Inc.†(a)*	50	7,452

		1,011,210

Commercial & Professional Services — 0.5%
Cintas Corp.†	14	3,729
Robert Half International, Inc.†	424	22,400

		26,129

Consumer Durables & Apparel — 4.8%
Garmin Ltd. (Switzerland)†	232	22,620
Hanesbrands, Inc.†(a)	1,308	14,767
Hasbro, Inc.†	129	9,669
Leggett & Platt, Inc.†	527	18,524

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.†*	437	$44,469
Newell Brands, Inc.†	474	7,527
PVH Corp.†	694	33,347
Ralph Lauren Corp.†	184	13,344
Tapestry, Inc.†	406	5,392
VF Corp.†	67	4,083
Whirlpool Corp.†(a)	427	55,309

		229,051

Consumer Services — 3.9%
Darden Restaurants, Inc.†	279	21,140
McDonald’s Corp.†	415	76,555
MGM Resorts International†(a)	3,444	57,859
Yum! Brands, Inc.†	361	31,375

		186,929

Diversified Financials — 6.0%
Berkshire Hathaway, Inc., Class B†*	77	13,745
BlackRock, Inc.†	162	88,143
Discover Financial Services†	77	3,857
Franklin Resources, Inc.†(a)	3,334	69,914
Invesco Ltd. (Bermuda)†(a)	6,651	71,565
Nasdaq, Inc.†	119	14,217
Synchrony Financial†	46	1,019
T Rowe Price Group, Inc.†	204	25,194

		287,654

Energy — 10.0%
Apache Corp.†	388	5,238
Chevron Corp.†	1,190	106,184
Concho Resources, Inc.†	61	3,141
ConocoPhillips†	1,496	62,862
EOG Resources, Inc.†	510	25,837
Exxon Mobil Corp.	509	22,762
Halliburton Co.†	1,754	22,767
HollyFrontier Corp.†	800	23,360
Kinder Morgan, Inc.†	4,021	60,999
Marathon Petroleum Corp.†	53	1,981
Phillips 66†	747	53,709
Schlumberger Ltd. (Curacao)†	2,164	39,796
TechnipFMC PLC (United Kingdom)†	5,562	38,044
Valero Energy Corp.†	32	1,882
Williams Cos., Inc. (The)†	500	9,510

		478,072

Food & Staples Retailing — 3.9%
Kroger Co. (The)	1,516	51,317

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	1,358	$74,228
Walmart, Inc.†	519	62,166

		187,711

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	1,195	46,904
Archer-Daniels-Midland Co.†	1,097	43,770
Campbell Soup Co.†	1,197	59,407
Coca-Cola Co. (The)	181	8,087
Constellation Brands, Inc., Class A†	167	29,217
General Mills, Inc.†	627	38,655
Hershey Co. (The)†	250	32,405
JM Smucker Co. (The)†	350	37,034
Kellogg Co.	3	198
Kraft Heinz Co. (The)	237	7,558
Lamb Weston Holdings, Inc.†	65	4,155
Mondelez International, Inc., Class A	46	2,352
Philip Morris International, Inc.	97	6,796
Tyson Foods, Inc., Class A†	26	1,552

		318,090

Health Care Equipment & Services — 4.2%
CVS Health Corp.†	315	20,466
DaVita, Inc.†*	519	41,074
HCA Healthcare, Inc.†	24	2,329
Henry Schein, Inc.†*	78	4,554
Laboratory Corp. of America Holdings†*	127	21,096
Medtronic PLC (Ireland)†	611	56,029
Quest Diagnostics, Inc.†	10	1,140
Universal Health Services, Inc., Class B†	570	52,947

		199,635

Household & Personal Products — 2.3%
Colgate-Palmolive Co.†	550	40,293
Kimberly-Clark Corp.†	270	38,164
Procter & Gamble Co. (The)†	244	29,175

		107,632

Insurance — 1.8%
Aflac, Inc.†	285	10,269
Allstate Corp. (The)†	26	2,522
American International Group, Inc.†	225	7,015
Aon PLC, Class A (Ireland)†	18	3,467
Chubb Ltd. (Switzerland)†	66	8,357
Cincinnati Financial Corp.†	291	18,633

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Globe Life, Inc.†	8	$594
Hartford Financial Services Group, Inc. (The)	28	1,079
Marsh & McLennan Cos., Inc.†	40	4,295
MetLife, Inc.†	70	2,556
Principal Financial Group, Inc.†	170	7,062
Prudential Financial, Inc.†	137	8,343
Travelers Cos., Inc. (The)†	90	10,264
WR Berkley Corp.†	39	2,234

		86,690

Materials — 6.9%
Amcor PLC (Jersey)†	362	3,696
Avery Dennison Corp.†	6	685
Celanese Corp.†	104	8,979
CF Industries Holdings, Inc.†	1,427	40,156
Dow, Inc.†	208	8,478
DuPont de Nemours, Inc.†	1,506	80,014
Eastman Chemical Co.†	425	29,597
FMC Corp.†	10	996
International Paper Co.†	651	22,922
Linde PLC (Ireland)†	133	28,211
LyondellBasell Industries NV, Class A (Netherlands)†	49	3,220
PPG Industries, Inc.†	442	46,879
Sealed Air Corp.†	1,777	58,374

		332,207

Media & Entertainment — 3.1%
Charter Communications, Inc., Class A†*	31	15,811
Fox Corp., Class A†	1,701	45,621
Interpublic Group of Cos., Inc. (The)†	2,524	43,312
Omnicom Group, Inc.†	818	44,663

		149,407

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.†	1,142	112,122
Alexion Pharmaceuticals, Inc.†*	51	5,724
Biogen, Inc.†*	90	24,079
Bristol-Myers Squibb Co.†	820	48,216
Johnson & Johnson†	272	38,251
Merck & Co., Inc.†	504	38,974
Pfizer, Inc.†	2,013	65,825

		333,191

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 3.1%
Apartment Investment & Management Co., Class A, REIT†	217	$8,168
AvalonBay Communities, Inc., REIT†	11	1,701
Boston Properties, Inc., REIT†	34	3,073
CBRE Group, Inc., Class A†*	1,072	48,476
Essex Property Trust, Inc., REIT†	5	1,146
Mid-America Apartment Communities, Inc., REIT†	31	3,555
Ventas, Inc., REIT†	30	1,099
Weyerhaeuser Co., REIT†	3,558	79,913

		147,131

Retailing — 11.9%
Advance Auto Parts, Inc.†	152	21,652
Amazon.com, Inc.†*	1	2,759
AutoZone, Inc.†*	40	45,125
Best Buy Co., Inc.†	58	5,062
Booking Holdings, Inc.†*	11	17,516
Dollar General Corp.†	317	60,392
Dollar Tree, Inc.†*	246	22,799
eBay, Inc.†	2,798	146,755
Expedia Group, Inc.	2	164
Genuine Parts Co.†	176	15,305
Home Depot, Inc. (The)†	193	48,348
Kohl’s Corp.†	280	5,816
L Brands, Inc.†	21	314
LKQ Corp.†*	1,922	50,356
Lowe’s Cos., Inc.†	440	59,453
Target Corp.†	63	7,556
Tractor Supply Co.	224	29,521
Ulta Beauty, Inc.†*	139	28,275

		567,168

Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp.	24	1,436

Software & Services — 9.0%
Accenture PLC, Class A (Ireland)†	279	59,907
Automatic Data Processing, Inc.	18	2,680
Gartner, Inc.†*	161	19,534
International Business Machines Corp.†	642	77,534
NortonLifeLock, Inc.†	3,423	67,878
Oracle Corp.†	1,338	73,951
Paychex, Inc.†	1,168	88,476

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)†	1,893	$40,927

		430,887

Technology Hardware & Equipment — 7.7%
Apple, Inc.†	400	145,920
Cisco Systems, Inc.†	1,875	87,450
F5 Networks, Inc.†*	7	976
FLIR Systems, Inc.†	95	3,854
Hewlett Packard Enterprise Co.†	950	9,243
HP, Inc.†	1,730	30,154
Juniper Networks, Inc.†	1,262	28,849
NetApp, Inc.†	528	23,427
Xerox Holdings Corp.†	2,564	39,204

		369,077

Telecommunication Services — 2.4%
AT&T, Inc.†	2,156	65,176
Verizon Communications, Inc.†	879	48,459

		113,635

Transportation — 3.7%
CSX Corp.†	88	6,137
Expeditors International of Washington, Inc.†	471	35,815
Norfolk Southern Corp.†	180	31,603
Southwest Airlines Co.†	2,975	101,686

		175,241

Utilities — 1.0%
NRG Energy, Inc.†	1,531	49,849

TOTAL COMMON STOCKS (Cost $4,907,649)		5,860,719

TOTAL LONG POSITIONS - 122.5%		5,860,719

(Cost $4,907,649)

SHORT POSITIONS — (97.4)%
COMMON STOCKS — (97.4)%
Banks — (3.0)%
Citizens Financial Group, Inc.	(188)	(4,745)
Comerica, Inc.	(361)	(13,754)
First Republic Bank	(115)	(12,189)
Huntington Bancshares, Inc.	(2,698)	(24,376)
KeyCorp.	(524)	(6,382)
People’s United Financial, Inc.	(2,126)	(24,598)
Regions Financial Corp.	(1,624)	(18,059)
SVB Financial Group*	(151)	(32,545)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Truist Financial Corp.	(229)	$(8,599)

		(145,247)

Capital Goods — (6.7)%
Boeing Co. (The)	(313)	(57,373)
Deere & Co.	(167)	(26,244)
Fastenal Co.	(556)	(23,819)
General Electric Co.	(3,591)	(24,527)
Ingersoll Rand, Inc.*	(2,786)	(78,342)
Jacobs Engineering Group, Inc.	(567)	(48,082)
L3Harris Technologies, Inc.	(36)	(6,108)
Parker-Hannifin Corp.	(252)	(46,184)
Textron, Inc.	(251)	(8,260)

		(318,939)

Commercial & Professional Services — (1.7)%
Copart, Inc.*	(370)	(30,810)
Rollins, Inc.	(1,141)	(48,367)
Verisk Analytics, Inc.	(24)	(4,085)

		(83,262)

Consumer Durables & Apparel — (1.1)%
NIKE, Inc., Class B	(104)	(10,197)
NVR, Inc.*	(6)	(19,553)
Under Armour, Inc., Class C*	(2,599)	(22,975)

		(52,725)

Consumer Services — (4.8)%
Hilton Worldwide Holdings, Inc.	(10)	(735)
Las Vegas Sands Corp.	(507)	(23,089)
Marriott International, Inc., Class A	(79)	(6,773)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(5,573)	(91,564)
Royal Caribbean Cruises Ltd. (Liberia)	(1,635)	(82,241)
Wynn Resorts Ltd.	(314)	(23,390)

		(227,792)

Diversified Financials — (2.9)%
Ameriprise Financial, Inc.	(74)	(11,103)
Charles Schwab Corp. (The)	(783)	(26,418)
CME Group, Inc.	(31)	(5,039)
E*TRADE Financial Corp.	(270)	(13,427)
MarketAxess Holdings, Inc.	(8)	(4,007)
MSCI, Inc.	(127)	(42,395)
Raymond James Financial, Inc.	(251)	(17,276)
State Street Corp.	(319)	(20,272)

		(139,937)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (11.5)%
Cabot Oil & Gas Corp.	(2,858)	$(49,100)
Diamondback Energy, Inc.	(1,879)	(78,580)
Hess Corp.	(1,564)	(81,031)
Marathon Oil Corp.	(9,826)	(60,135)
Noble Energy, Inc.	(8,411)	(75,363)
Occidental Petroleum Corp.	(4,739)	(86,724)
ONEOK, Inc.	(1,660)	(55,145)
Pioneer Natural Resources Co.	(647)	(63,212)

		(549,290)

Food, Beverage & Tobacco — (0.6)%
Brown-Forman Corp., Class B	(187)	(11,904)
Monster Beverage Corp.*	(259)	(17,954)

		(29,858)

Health Care Equipment & Services — (11.0)%
ABIOMED, Inc.*	(212)	(51,211)
Align Technology, Inc.*	(228)	(62,572)
Becton Dickinson and Co.	(77)	(18,424)
Boston Scientific Corp.*	(691)	(24,261)
Centene Corp.*	(744)	(47,281)
Cooper Cos., Inc. (The)	(142)	(40,277)
DexCom, Inc.*	(97)	(39,324)
Edwards Lifesciences Corp.*	(671)	(46,373)
IDEXX Laboratories, Inc.*	(113)	(37,308)
Intuitive Surgical, Inc.*	(84)	(47,866)
ResMed, Inc.	(160)	(30,720)
Teleflex, Inc.	(108)	(39,310)
Varian Medical Systems, Inc.*	(333)	(40,799)

		(525,726)

Household & Personal Products — (1.1)%
Coty, Inc., Class A	(11,269)	(50,372)

Insurance — 0.0%
Progressive Corp. (The)	(26)	(2,083)

Materials — (7.7)%
Air Products & Chemicals, Inc.	(111)	(26,802)
Albemarle Corp.	(937)	(72,346)
Ball Corp.	(508)	(35,301)
Freeport-McMoRan, Inc.	(6,074)	(70,276)
International Flavors & Fragrances, Inc.	(175)	(21,431)
Martin Marietta Materials, Inc.	(54)	(11,155)
Mosaic Co. (The)	(6,582)	(82,341)
Newmont Corp.	(47)	(2,902)
Sherwin-Williams Co. (The)	(25)	(14,446)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	(265)	$(30,700)

		(367,700)

Media & Entertainment — (2.1)%
Live Nation Entertainment, Inc.*	(1,467)	(65,032)
ViacomCBS, Inc., Class B	(520)	(12,126)
Walt Disney Co. (The)	(195)	(21,744)

		(98,902)

Pharmaceuticals, Biotechnology & Life Sciences — (5.1)%
Agilent Technologies, Inc.	(248)	(21,916)
Bio-Rad Laboratories, Inc., Class A*	(35)	(15,802)
Eli Lilly & Co.	(50)	(8,209)
IQVIA Holdings, Inc.*	(111)	(15,749)
Mettler-Toledo International, Inc.*	(53)	(42,694)
Perrigo Co. PLC (Ireland)	(1,238)	(68,424)
Thermo Fisher Scientific, Inc.	(92)	(33,335)
Vertex Pharmaceuticals, Inc.*	(67)	(19,451)
Zoetis, Inc.	(147)	(20,145)

		(245,725)

Real Estate — (1.5)%
Digital Realty Trust, Inc., REIT	(9)	(1,279)
Equinix, Inc., REIT	(75)	(52,673)
Healthpeak Properties, Inc., REIT	(221)	(6,091)
Host Hotels & Resorts, Inc., REIT	(1,162)	(12,538)

		(72,581)

Retailing — (2.8)%
Gap, Inc. (The)	(5,982)	(75,493)
Ross Stores, Inc.	(62)	(5,285)
TJX Cos., Inc. (The)	(1,029)	(52,026)

		(132,804)

Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Micro Devices, Inc.*	(854)	(44,929)
Analog Devices, Inc.	(276)	(33,849)
Broadcom, Inc.	(58)	(18,305)
Microchip Technology, Inc.	(313)	(32,962)
NVIDIA Corp.	(7)	(2,659)
QUALCOMM, Inc.	(427)	(38,947)

		(171,651)

Software & Services — (6.2)%
Akamai Technologies, Inc.*	(460)	(49,261)
DXC Technology Co.	(168)	(2,772)
Fidelity National Information Services, Inc.	(339)	(45,457)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.*	(153)	$(14,936)
Fortinet, Inc.*	(247)	(33,906)
Global Payments, Inc.	(285)	(48,342)
Intuit, Inc.	(38)	(11,255)
Jack Henry & Associates, Inc.	(74)	(13,618)
Paycom Software, Inc.*	(192)	(59,468)
VeriSign, Inc.*	(83)	(17,167)

		(296,182)

Technology Hardware & Equipment — (2.3)%
IPG Photonics Corp.*	(96)	(15,397)
Keysight Technologies, Inc.*	(314)	(31,645)
Western Digital Corp.	(1,414)	(62,428)

		(109,470)

Transportation — (6.3)%
Alaska Air Group, Inc.	(234)	(8,485)
American Airlines Group, Inc.	(6,686)	(87,386)
Delta Air Lines, Inc.	(177)	(4,965)
FedEx Corp.	(459)	(64,361)
JB Hunt Transport Services, Inc.	(156)	(18,773)
United Airlines Holdings, Inc.*	(2,446)	(84,656)
United Parcel Service, Inc., Class B	(306)	(34,021)

		(302,647)

Utilities — (15.4)%
Alliant Energy Corp.	(772)	(36,932)
Ameren Corp.	(740)	(52,066)
American Electric Power Co., Inc.	(395)	(31,458)
American Water Works Co., Inc.	(365)	(46,961)
Atmos Energy Corp.	(364)	(36,247)
CenterPoint Energy, Inc.	(2,064)	(38,535)
CMS Energy Corp.	(555)	(32,423)
Consolidated Edison, Inc.	(213)	(15,321)
DTE Energy Co.	(302)	(32,465)
Duke Energy Corp.	(253)	(20,212)
Edison International	(1,124)	(61,044)
Entergy Corp.	(337)	(31,614)
Eversource Energy	(497)	(41,385)
Exelon Corp.	(1,155)	(41,915)
FirstEnergy Corp.	(443)	(17,180)
NextEra Energy, Inc.	(154)	(36,986)
Pinnacle West Capital Corp.	(448)	(32,834)
PPL Corp.	(557)	(14,393)
Sempra Energy	(131)	(15,357)
Southern Co. (The)	(216)	(11,200)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(491)	$(43,036)
Xcel Energy, Inc.	(756)	(47,250)

		(736,814)

TOTAL COMMON STOCK (Proceeds $4,900,499)		(4,659,707)

TOTAL SECURITES SOLD SHORT - (97.4)%		(4,659,707)

(Proceeds $4,900,499)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		3,581,110

NET ASSETS - 100.0%		$4,782,122

† Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(a)  The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $27,722, which was collateralized by $27,795 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 7/9/2020 - 8/15/2049.

* Non-income producing.

PLC Public Limited Company
REIT Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.